GOODWILL (Details) - Goodwill - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 12,239	$ 14,129
Acquisitions through business combinations	654	50
Impairment	(14)	(793)
Dispositions	0	(638)
Assets reclassified as held for sale	(157)	14
Foreign currency translation	565	(523)
Balance at end of period	$ 13,287	$ 12,239